Share-based payment - Schedule of Share-Based Payment Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	$ 1,499	$ 4,342	$ 2,658	$ 4,342
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	1,430	4,342	2,533	4,342
Research and development expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	$ 69	$ 0	$ 125	$ 0